OTHER COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to hedges of net investments in foreign operations of other comprehensive income	$ (9)	$ (5)	$ (5)	$ (13)
Income tax relating to cash flow hedges of other comprehensive income	(11)	3	(12)	7
Income tag relating to share of unrealized gains (losses) on available for sale securities	$ 0	$ 0	$ 2	$ 0